LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Loss Per Share
The following is a reconciliation for the calculation of basic and diluted loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2025	2024
Net Income (Loss) Attributable to the Company	$(29,659)	$519
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,399)	(15,959)
Adjusted Net Loss Attributable to the Company	$(45,058)	$(15,440)

Weighted-Average Shares Outstanding - Basic	81,935,989	75,229,075
Weighted-Average Shares Outstanding - Diluted	81,935,989	75,229,075

Loss Per Share - Basic	$(0.55)	$(0.21)
Loss Per Share - Diluted	$(0.55)	$(0.21)

Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share
The following common equivalent shares were excluded from the Loss Per Share - Diluted calculation because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2025	2024
Stock Award Plans	8,506,194	3,863,288
Warrants	43,221,659	44,384,041
Contingent Shares	—	3,000,000
Convertible Preferred Shares	77,500	—
Convertible Debentures	1,757,173	2,762,051
Total	53,562,526	54,009,380